LEASES (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Operating right-of-use assets and liabilities information
Cash paid for operating lease liabilities	$ 227,000
Weighted-average remaining lease term	3.2 years
Weighted-average discount rate	10%
Minimum future lease payments	-

Minimum future lease payments
Year	$
2019		$227,149
2020		461,360
2021		464,150
2022		303,687
2023		236,352
Total lease liability		1,692,699
Less imputed interest		(603,410)
Net lease liability		$1,089,289